Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Costs [abstract]
Interest expenses for bonds payable	¥ 1,033	¥ 3,126	¥ 3,430
Interest expenses for securities sold under agreements to repurchase	3,144	1,460	784
Interest expenses for interest-bearing loans and borrowings	424	181	106
Total	¥ 4,601	¥ 4,767	¥ 4,320